T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

January 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.0%
ALABAMA 3.6%
Black Belt Energy Gas Dist., Series F, 5.00%, 12/1/35	500	540
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	1,000	1,023
Black Belt Energy Gas District, Series A, VRDN, 5.25%, 1/1/54 (Tender 10/1/30)	140	150
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49 (Tender 5/1/32)	955	1,022
Southeast Energy Auth., A Cooperative Dist., Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)	340	347
Southeast Energy Auth., A Cooperative Dist., Series A-1, 5.50%, 1/1/53 (Tender 12/1/29)	100	107
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	400	403
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	705	734
		4,326
ALASKA 0.1%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	183
		183
ARIZONA 4.0%
Arizona IDA, Series A, 4.00%, 11/1/27	180	180
Arizona IDA, Series A, 4.00%, 7/15/40 (1)	100	94
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	395	398
Arizona IDA, Series A, 4.50%, 7/15/29 (1)	200	196
Arizona IDA, Series A, 5.00%, 11/1/29	400	427
Arizona IDA, Series A, 5.00%, 11/1/34	215	238
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (2)	470	480
Phoenix Civic Improvement, 5.00%, 7/1/31 (2)	500	525
Phoenix Civic Improvement, 5.00%, 7/1/33 (2)	325	339
Phoenix Civic Improvement, Series A, 5.00%, 7/1/33 (2)	500	513
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	30	31
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	100	103
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/27	265	270
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/37	250	254
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	520
Salt Verde Financial, 5.00%, 12/1/37	200	219
		4,787
CALIFORNIA 5.1%
California Community Choice Fin. Auth., Series B, 3.85%, 11/1/41 (Tender 6/1/26) (2)	30	30
California Community Choice Fin. Auth., Series G, 5.00%, 12/1/35	125	139
California Community Choice Fin. Auth., Green Bond Energy Project, Series 2024H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)	200	219
California Community Choice Fin. Auth., Green Bond Energy Project, Series E-1, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)	500	536
California Infrastructure & Economic Dev. Bank, Series A, 3.25%, 8/1/29	450	458
California Municipal Fin. Auth., 4.625%, 9/1/35	100	103
California Municipal Fin. Auth., 5.00%, 5/15/37	250	260

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth., Series A, 4.326%, 11/20/40	200	200
California Municipal Fin. Auth., Series A, 5.125%, 11/1/40 (1)	250	263
California PFA, 5.00%, 10/15/37	410	412
California School Fin. Auth., Series A, 5.00%, 7/1/27 (1)	100	103
California School Fin. Auth., Series A, 5.00%, 7/1/28 (1)	100	104
California Statewide CDA, 5.00%, 5/15/40	10	10
California Statewide CDA, Series A, 5.00%, 5/15/30	220	226
California Statewide CDA, Series A, 5.00%, 9/2/39	330	353
California Statewide CDA, Series B, 5.00%, 9/2/33	215	235
California Statewide CDA, Series C-1, 5.00%, 9/2/39	345	362
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (1)	225	235
California Statewide CDA, Statewide Community Infrastructure Program, Series 2024C-1, 5.00%, 9/2/30	100	108
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	75	81
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2)	200	226
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (2)	150	164
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (2)	100	104
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (2)	205	206
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (2)	140	155
Los Angeles Dept. of Airports, Series G, 5.00%, 5/15/29	225	242
Sacramento Airport System Revenue, Series C, 5.00%, 7/1/30 (2)	300	315
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.00%, 5/1/34 (2)	245	261
		6,110
COLORADO 5.3%
Colorado, GO, 6.00%, 12/15/39	270	316
Colorado, GO, 6.00%, 12/15/38	385	454
Colorado, GO, 6.00%, 12/15/41	1,220	1,416
Colorado, Series A, GO, 5.00%, 9/1/31	300	315
Colorado, Series A, GO, 5.00%, 12/15/29	170	183
Colorado HFA, Series A, 5.00%, 5/15/37	500	556
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58 (Tender 11/15/28)	160	170
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62 (Tender 8/17/26)	165	167
Colorado HFA, Series B-2, 5.00%, 8/1/49 (Tender 8/1/26)	235	235
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2)	1,445	1,530
Denver City & County Airport, Series A, 5.00%, 12/1/37 (2)	530	550
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2)	35	37
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2)	45	47
E-470 Public Highway Auth., Series A, 5.00%, 9/1/40	345	386
		6,362
CONNECTICUT 3.0%
Connecticut, Series A, GO, 5.00%, 3/15/41	200	225
Connecticut, Series B, GO, 5.00%, 11/15/31	455	520
Connecticut, Series G, GO, 5.00%, 11/15/39	425	484
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	95	97

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Connecticut Housing Finance Auth., Series F-1, 3.20%, 11/15/33	360	360
Connecticut Special Tax Revenue, Series A, 5.00%, 7/1/44	500	547
Connecticut Special Tax Revenue, Series A, 5.25%, 7/1/43	1,000	1,109
Connecticut State HEFA, Series A, 5.00%, 7/1/43 (3)(4)	175	190
Connecticut State HEFA, Series F, 5.00%, 7/1/27	15	15
		3,547
DELAWARE 1.6%
Delaware Economic Dev. Auth., Series A, 3.60%, 1/1/31	100	103
Delaware HFA, 5.00%, 6/1/26	325	327
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	400	415
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	25
Kent County, Series A, 5.00%, 7/1/32	375	381
Kent County, Series A, 5.00%, 7/1/30	600	611
		1,862
DISTRICT OF COLUMBIA 2.9%
District of Columbia, Series A, 5.00%, 7/1/42	155	155
District of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/31	100	113
District of Columbia Water & Sewer Auth., Series A, 5.00%, 10/1/44	230	248
District of Columbia, Georgetown Univ., 5.00%, 4/1/36	150	153
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	165	167
Metropolitan Washington Airports Auth., 5.00%, 10/1/34 (2)	220	226
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (2)	25	25
Metropolitan Washington Airports Auth., Series 2022A, 5.00%, 10/1/31 (2)	285	318
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/38 (2)	390	428
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (2)	500	507
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/36	285	299
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/44	250	256
Washington Metropolitan Area Transit Auth., Series A, 5.00%, 7/15/48	500	516
		3,411
FLORIDA 3.2%
Alachua County HFA, Series B-1, 5.00%, 12/1/34	445	476
Ave Maria Stewardship Community Dist., 4.375%, 5/1/35	250	253
Florida Dev. Fin., Series A, 5.00%, 2/15/31	175	177
Florida Dev. Fin., Series A, 5.00%, 2/15/38	240	241
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	335	341
Florida Municipal Power Agency, Series A, 5.00%, 10/1/35	235	269
Hillsborough County Aviation Auth., Series B, 5.00%, 10/1/36 (2)	620	697
Miami-Dade County Aviation Revenue, 5.00%, 10/1/27	480	488
Miami-Dade County Aviation Revenue, Series A, 5.00%, 10/1/34 (2)	500	574
Polk County IDA, 4.825%, 6/15/35 (1)	100	101
Sarasota County HFA, Series A, 5.00%, 1/1/42	30	30
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	201
		3,848

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
GEORGIA 5.1%
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/42 (2)	100	109
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/29 (2)	500	538
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/34 (2)	875	959
Atlanta Dev. Auth., Series A, 5.25%, 7/1/40 (1)	125	130
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (5)	500	575
Bartow County Dev. Auth., 3.95%, 12/1/32 (Tender 3/8/28)	15	15
Burke County Dev. Auth, Series 2013, VRDN, 3.375%, 11/1/53 (Tender 3/12/27)	95	96
Burke County Dev. Auth, Series 2nd, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	200	201
Burke County Dev. Auth, Series 4th, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	205	206
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, Series 2, VRDN, 3.30%, 12/1/49 (Tender 8/21/29)	220	222
Fulton County Dev. Auth, Series A, 5.00%, 4/1/37	145	148
George L Smith II Congress Center Auth., Series A, 2.375%, 1/1/31	135	128
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)	800	857
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)	250	268
Monroe County Dev. Auth., 3.35%, 11/1/48 (Tender 3/27/30)	150	152
Monroe County Dev. Auth., Series REMK, 3.875%, 10/1/48 (Tender 3/6/26)	160	160
Municipal Electric Auth. of Georgia, Series 2024A, 5.00%, 1/1/30	330	359
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/36	700	759
Savannah Hospital Auth., Series A, 4.00%, 7/1/36	250	251
		6,133
HAWAII 0.2%
Hawaii Airports System Revenue, Series D, 5.00%, 7/1/40	200	228
		228
IDAHO 0.6%
Idaho HFA, Series A, 5.00%, 3/1/30	200	219
Idaho HFA, Series D, 5.50%, 12/1/26	500	502
		721
ILLINOIS 1.9%
Chicago Midway Int'l Airport, Series C, 5.00%, 1/1/30 (2)	220	237
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/36 (2)	340	345
Chicago O'Hare Int'l. Airport, Senior Lien, Series C, 5.00%, 1/1/27 (2)	75	76
Illinois, GO, 5.00%, 11/1/37	90	91
Illinois, Series A, GO, 5.00%, 10/1/30	215	228
Illinois, Series A, GO, 5.00%, 3/1/29	295	316
Illinois, Series B, GO, 5.00%, 10/1/32	425	448
Illinois Fin. Auth., 5.00%, 7/1/37	75	80
Illinois Fin. Auth., Series A, 5.00%, 5/15/32	275	284
Illinois Fin. Auth., Series A, 5.00%, 5/15/36	100	101
Illinois Fin. Auth., Series B, 5.00%, 10/1/44 (1)	100	100
		2,306
INDIANA 0.9%
Illinois Fin. Auth., Series A-1, 5.00%, 11/15/38	450	509

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Illinois Fin. Auth., Series A-1, 5.00%, 11/15/42	50	55
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	252
Indiana Fin. Auth., Series D, VRDN, 5.00%, 10/1/63 (Tender 10/1/31)	200	223
		1,039
KENTUCKY 0.4%
Ashland, Series A, 4.00%, 2/1/36	25	25
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/26	60	60
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.25%, 6/1/41	55	56
Kentucky Public Energy Auth., Series A-1, 4.00%, 8/1/52 (Tender 8/1/30)	175	176
Kentucky Public Energy Auth., Series A-1, 5.00%, 5/1/55	100	106
		423
LOUISIANA 1.2%
Louisiana Local Gov't Environmental Facilities & CDA, 3.50%, 11/1/32	550	551
Saint John the Baptist Parish, Marathon Oil, Series 2017B-2, 2.375%, 6/1/37 (Tender 7/1/26)	230	230
Saint John the Baptist Parish, Marathon Oil, Series A-1, VRDN, 4.05%, 6/1/37 (Tender 7/1/26)	270	271
Saint John the Baptist Parish, Marathon Oil, Series A-3, 2.20%, 6/1/37 (Tender 7/1/26)	255	254
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN, 3.30%, 6/1/37 (Tender 7/3/28)	175	177
		1,483
MARYLAND 4.6%
Anne Arundel County, GO, 5.00%, 10/1/37	1,000	1,168
Baltimore, 3.625%, 1/1/37	85	85
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	76
Maryland CDA, Series A, 1.75%, 3/1/30	495	467
Maryland CDA, Series B, 3.00%, 9/1/34	50	48
Maryland CDA, Series C-2, 3.70%, 1/1/29	50	51
Maryland CDA, Series D-2, 3.30%, 1/1/29	250	254
Maryland DOT, 2.50%, 10/1/33	250	239
Maryland Economic Dev., 5.00%, 7/1/29	185	189
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	247
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	228
Maryland HHEFA, 4.125%, 1/1/30	20	20
Maryland HHEFA, 5.25%, 1/1/37	500	500
Maryland HHEFA, Series A, 5.00%, 7/1/34	375	399
Maryland HHEFA, Series A, 5.00%, 7/1/41	130	138
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30	115	118
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28	50	52
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27	130	132
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36	155	164
Rockville, Series A1, 5.00%, 11/1/30	90	92
Rockville, Series A-2, 5.00%, 11/1/32	25	26
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	50	50

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, GO, 2.00%, 12/1/39	1,000	784
		5,527
MASSACHUSETTS 1.0%
Massachusetts, Series A, GO, 5.00%, 4/1/42	500	560
Massachusetts Commonwealth, Series C, GO, 2.00%, 9/1/38	490	395
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (1)	100	103
Massachusetts HFA, Series B-3, 3.55%, 12/1/29	100	103
		1,161
MICHIGAN 2.8%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 5.00%, 7/1/37	685	781
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/38	1,000	1,129
Michigan Fin. Auth., 5.00%, 11/15/32	55	56
Michigan Fin. Auth., 5.00%, 11/15/37	50	51
Michigan State HFA, Series B-1, VRDN, 5.00%, 8/15/55 (Tender 6/1/32)	605	675
Michigan State Housing Dev. Auth., 2.70%, 10/1/43 (Tender 10/1/28)	175	174
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31	275	275
Michigan Trunk Line Revenue, Series A, 5.00%, 11/15/35	170	190
		3,331
MINNESOTA 0.5%
Minnesota, Series B, GO, 5.00%, 8/1/37	115	131
Rochester, Series D, VRDN, 2.50%, 11/15/64	300	300
St Paul Minnesota Housing & Redev. Auth., Series A, 4.00%, 7/1/33	200	200
		631
MISSISSIPPI 0.0%
Warren County, Int'l Paper, 4.00%, 9/1/32	25	26
		26
NEBRASKA 1.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53 (Tender 10/1/29)	175	184
Central Plains Energy Project, Series A-1, 5.00%, 8/1/55 (Tender 8/1/31)	950	1,021
		1,205
NEVADA 0.2%
Reno, 5.00%, 6/1/28 (1)	100	103
Sparks Tourism Improvement District No. 1, 3.875%, 6/15/28	100	100
		203
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2025-1, 4.086%, 1/20/41	50	49
National Fin. Auth., Series 2025-3, 4.794%, 2/20/41	324	343
		392
NEW JERSEY 0.7%
New Jersey Economic Dev. Auth., 5.00%, 11/1/45	200	201
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	200	209

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute of Technology International, Series A, 5.00%, 7/1/33	100	108
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	290	308
		826
NEW YORK 11.9%
New York City Housing Dev., Series A, 2.70%, 8/1/37	15	13
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	705	707
New York City Housing Dev., Series C1A, 3.50%, 11/1/33	530	530
New York City Housing Dev., Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)	125	127
New York City Housing Dev., Series D, VRDN, 4.30%, 11/1/63 (Tender 11/1/28)	800	817
New York City Housing Dev., Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)	300	303
New York City Housing Dev., Series I, 2.15%, 11/1/33	50	45
New York City Housing Dev., Series I-1, 2.10%, 11/1/35	460	399
New York City Housing Dev., Series K, 3.95%, 11/1/43	200	195
New York City Transitional Fin. Auth., Series D, 5.25%, 5/1/45	1,075	1,161
New York City Transitional Fin. Auth., Series F-1, 5.25%, 2/1/47	1,000	1,052
New York City Transitional Fin. Auth., Series F-1, 5.50%, 2/1/48 (4)	335	364
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A-1, 5.00%, 11/1/36	175	203
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series C-1, 5.00%, 2/1/37	300	332
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series F-1, 5.00%, 11/1/38	730	833
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.00%, 11/1/44	250	269
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.25%, 11/1/45	50	54
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	250	250
New York Mortgage Agency Homeowner Mortgage Revenue, Series 232, 2.10%, 4/1/31 (2)	610	574
New York NY, Series B1, GO, 5.00%, 10/1/31	585	635
New York State Dormitory Auth., 5.00%, 12/1/37 (1)	100	98
New York State Dormitory Auth., Series A, 5.00%, 3/15/43	500	547
New York State Dormitory Auth., Series A, 5.00%, 3/15/36	1,075	1,183
New York State HFA, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)	100	102
New York State HFA, Series D-2, 3.375%, 5/1/65 (Tender 11/1/31)	125	126
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36	80	74
New York Transportation Dev., 5.00%, 12/1/29 (2)	165	177
New York Transportation Dev., 5.00%, 12/1/33 (2)	385	425
New York Transportation Dev., GO, 5.25%, 6/30/38 (2)	120	131
New York Transportation Dev., Series A, 5.00%, 12/1/27 (2)	130	135
New York Transportation Dev., Series A, 5.00%, 12/1/34 (2)	525	563
New York Transportation Dev., Series A, 5.00%, 12/1/35 (2)	800	853
New York Transportation Dev., JFK NTO, 6.00%, 6/30/42 (2)	100	112
Port Auth. of New York & New Jersey, Series 214TH, 5.00%, 9/1/30 (2)	180	194
Port Auth. of New York & New Jersey, Series 226, 5.00%, 10/15/38 (2)	380	407
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	15	15

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 262, 3.75%, 4/1/26 (2)	200	200
		14,205
NORTH CAROLINA 1.8%
Cape Fear Public Utility Auth. Water & Service Revenue, 5.00%, 4/1/40	150	170
Durham Housing Auth., 500 East Main, VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	85	87
Guilford, GO, 5.00%, 3/1/37	480	561
North Carolina Medical Care Commission, Series A, 3.50%, 7/1/26	100	98
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	258
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	161
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	335	335
North Carolina Medical Care Commission, Salemtowne Project, 5.375%, 10/1/45	35	34
North Carolina Municipal Power Agency #1, Series A, 5.00%, 1/1/28	430	433
		2,137
OHIO 0.1%
Norwood OH, 4.375%, 12/1/30	110	112
		112
OKLAHOMA 0.8%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43	500	545
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/40	340	385
		930
PENNSYLVANIA 0.9%
Pennsylvania Economic DFA, Bridges Finco Project, 4.125%, 12/31/38 (2)	360	350
Pennsylvania Economic DFA, Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (2)	100	101
Pennsylvania State University, Series A, 5.00%, 9/1/39	250	287
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (2)	185	189
Philadelphia Auth. for Industrial Dev., Series B-2, VRDN, 3.25%, 7/1/54	100	100
		1,027
PUERTO RICO 4.3%
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	642	470
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	39	39
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	274	275
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	601	638
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	1,161	1,282
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (6)	561	368
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	56	43
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	72	60
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	321	287
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%, 7/1/40	600	601
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	809	804
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%, 7/1/40	320	320
		5,187

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
SOUTH CAROLINA 1.4%
South Carolina Jobs-Economic Dev. Auth, Series A, 5.00%, 12/1/35	250	264
South Carolina Jobs-Economic Dev. Auth, Series A, 5.25%, 11/1/42	50	55
South Carolina Jobs-Economic Dev. Auth., Series A, 4.00%, 4/1/33 (Tender 4/1/26) (2)	15	15
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	155	163
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45	320	337
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40 (3)	220	245
South Carolina Public Service Auth. Revenue, Series E, 5.50%, 12/1/39	450	505
South Carolina State Housing Fin. & Dev. Auth., Series B, 5.00%, 7/1/29	50	54
		1,638
SOUTH DAKOTA 0.2%
South Dakota Health & EFA, Series C-2, 5.00%, 11/1/51 (Tender 11/1/32)	205	228
		228
TENNESSEE 1.8%
Chattanooga HEHFB, Series A-1, 5.00%, 8/1/27	250	259
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	110	114
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Series A, 5.00%, 7/1/35	180	181
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/43 (2)(4)	500	537
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35	1,000	1,077
		2,168
TEXAS 11.6%
Arlington Higher Ed. Fin., Series A, 3.00%, 8/15/45	250	194
Austin Convention Enterprises, Series A, 5.00%, 1/1/34	55	55
Austin Convention Enterprises, Series A, 5.00%, 1/1/33	100	101
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/27	35	35
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/28	130	131
Board of Regents of the Univ. of Texas System, Series A, 5.00%, 8/15/43 (4)	75	83
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27	1,000	1,003
Central Texas Turnpike System, Series A, 5.00%, 8/15/37	375	430
Central Texas Turnpike System, Series A, 5.00%, 8/15/38	500	569
Clifton Higher Education Fin., 5.00%, 4/1/41	375	405
Clifton Higher Education Fin., 5.00%, 8/15/36	345	377
Clifton Higher Education Fin., Series A, 5.00%, 2/15/37	500	554
Clifton Higher Education Fin., Series A, 5.00%, 2/15/31	1,250	1,382
Clifton Higher Education Fin., Series A, 5.00%, 8/15/36	100	111
Clifton Higher Education Fin., Series A, 5.00%, 8/15/39	160	174
Clifton Higher Education Fin., Series A, 5.00%, 2/15/40	60	65
Clifton Higher Education Fin., Series A, 5.25%, 2/15/45	180	191
Conroe Independent School Dist., GO, 5.00%, 2/15/38	705	809
Cypress-Fairbanks Independent School District, Series B, GO, 5.00%, 2/15/36	250	288
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/29) (2)	1,000	1,066
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/32) (2)	200	221

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Denton Independent School Dist., GO, 5.00%, 8/15/48	450	467
Georgetown Independent School District, 5.50%, 2/15/38	500	595
Harris County Cultural Ed. Fac. Fin., Series A, 3.00%, 10/1/40 (5)	650	573
Harris County Cultural Education Facilities Fin., Series B, 5.00%, 7/1/37	620	703
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	381
Houston Airport, Series B, 5.25%, 7/15/29 (2)	275	288
Houston Airport, Series B, 5.50%, 7/15/35 (2)	100	110
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/27	530	531
Mission Economic Dev.,Graphic Packaging Int'l, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2)	290	301
New Hope Cultural Education Facilities Fin., 5.00%, 1/1/27	250	254
North East Texas Regional Mobility Auth., Series A, 5.00%, 1/1/39	100	111
Port of Beaumont Navigation District, Series A, 5.125%, 1/1/44 (1)	100	99
Tarrant County Cultural Education Facilities Fin., Series E, 5.00%, 11/15/52 (Tender 5/15/26)	435	437
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%, 1/1/55 (Tender 1/1/34)	295	319
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	79
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (2)	160	169
Waller Consolidated Independent School District, GO, 5.00%, 2/15/41	125	138
		13,799
UTAH 1.2%
Salt Lake City Airport, Series 2018-A, 5.00%, 7/1/34 (2)	325	338
Salt Lake City Airport, Series 2021-A, 5.00%, 7/1/34 (2)	270	296
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2)	350	363
Salt Lake City Airport, Series A, 5.25%, 7/1/39 (2)	425	469
		1,466
VIRGINIA 5.6%
Fairfax County IDA, 5.00%, 5/15/37	500	555
Fairfax County IDA, Series A, 5.00%, 5/15/31	285	287
Farmville IDA, 5.375%, 7/1/53 (Tender 7/1/43) (3)	500	529
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)	155	157
Henrico County Economic Dev. Aut., 4.00%, 10/1/32	50	51
Henrico County Economic Dev. Auth., 4.00%, 10/1/33	120	124
Henrico County Economic Dev. Auth., Series C, 4.00%, 12/1/32	115	116
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	225	230
New York Transportation Dev. Auth., 5.00%, 12/1/38	30	30
Newport News Economic Dev. Auth., 3.50%, 12/1/29	50	50
Prince William County IDA, 5.00%, 1/1/31	150	151
Rockingham County Economic Dev. Auth., Series A, 3.00%, 11/1/46	295	227
Virginia College Building Auth., Series A, 5.00%, 2/1/41	250	276
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	650	588
Virginia Housing Dev. Auth., Series B, 3.80%, 6/1/31	135	139
Virginia Small Business Fin. Auth, 5.00%, 1/1/37 (2)	40	43
Virginia Small Business Fin. Auth, 5.00%, 7/1/37 (2)	25	27
Virginia Small Business Fin. Auth, Series A, VRDN, 3.15%, 7/1/42	800	800
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/32	160	169

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/35	175	184
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (2)	245	253
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (2)	790	780
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (2)	385	423
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (2)	380	417
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	50	51
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	90	91
		6,748
WASHINGTON 4.0%
Energy Northwest, Series 2023-A, 5.00%, 7/1/39	785	881
Energy Northwest, Series 2024-A, 5.00%, 7/1/39	500	569
King County, Series B, GO, 5.00%, 12/1/42	500	561
Port of Seattle, Series A, 5.00%, 5/1/33 (2)	285	292
Port of Seattle WA, Series B, 5.00%, 7/1/36 (2)	200	225
Port of Seattle WA, Series B, 5.00%, 10/1/30 (2)	95	95
Washington, Series 2024-A, GO, 5.00%, 8/1/39	255	286
Washington, Series 2025A, GO, 5.00%, 8/1/42	515	570
Washington, Series R, GO, 5.00%, 7/1/38	1,000	1,147
Washington State Housing Fin. Commission, Series A, 5.00%, 7/1/45 (1)(5)	100	101
		4,727
WEST VIRGINIA 0.5%
Ohio County Special District Excise Tax, Series A, 5.00%, 6/1/33 (3)	140	155
West Virginia Economic Dev. Auth., Commercial Metals, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (2)	250	256
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/27	115	116
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	100	111
		638
WISCONSIN 3.7%
PFA, 5.00%, 11/15/38	175	190
PFA, Series A, 5.00%, 5/15/30 (1)	100	102
PFA, Series A, 5.00%, 6/15/39	100	107
PFA, Series A, 6.00%, 6/15/35 (1)	100	104
Public Fin. Auth., 5.00%, 11/15/40	40	43
Public Fin. Auth., Series A, 4.00%, 7/15/33 (1)	100	100
Public Fin. Auth., Series A, 5.00%, 6/1/37 (1)	200	205
Public Fin. Auth., Series A, 5.00%, 7/1/40 (5)	50	54
Public Fin. Auth., Series A-2, 2.875%, 5/1/27 (2)	10	10
Wisconsin, Series 2, GO, 5.00%, 5/1/38	500	579
Wisconsin, Series B, GO, 5.00%, 5/1/36	1,500	1,758
Wisconsin HEFA, Series A, 4.00%, 11/15/35	510	511
Wisconsin HEFA, Series A, 4.00%, 2/15/36	50	50
Wisconsin HEFA, Series A, 5.00%, 11/15/30	15	15
Wisconsin HEFA, Series A, 5.00%, 11/15/31	35	35
Wisconsin HEFA, Series A, 5.00%, 2/15/28	275	276

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series A, 3.25%, 9/1/26	240	240
		4,379
Total Municipal Securities (Cost $116,471)		119,460
Total Investments 100.0% of Net Assets (Cost $116,471)		$119,460
Other Assets Less Liabilities (0.0%)		(57)
Net Assets 100.0%		$119,403

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,948 and represents 2.5% of net assets.
(2)	Interest subject to alternative minimum tax.
(3)	Insured by Assured Guaranty Municipal Corporation
(4)	When-issued security.
(5)	Insured by Build America Mutual Assurance Company
(6)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate Municipal Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On January 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1133-054Q1
01/26